Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 78,695	$ 107,956
Accounts receivable, net (Note 3)	164,805	137,265
Unbilled revenue	130,072	111,734
Service inventories (Note 4)	101,419	96,772
Prepaid assets	9,400	10,146
Retention withholdings	22,238	31,072
Other receivables	42,573	38,476
Other current assets	5,646	7,095
Total current assets	554,848	540,516
Non-current assets
Property, plant and equipment, net (Note 5)	426,007	438,146
Intangible assets, net	61,044	65,696
Goodwill	645,096	645,095
Operating lease right-of-use assets	24,863	26,042
Other assets	57,465	58,183
Total assets	1,769,323	1,773,678
Liabilities
Accounts payable and accrued expenses	306,626	305,308
Current installments of long-term debt (Note 6)	67,323	68,735
Short-term borrowings (Note 6)	60,350	59,720
Income taxes payable (Note 7)	8,012	7,728
Other taxes payable	25,195	27,482
Operating lease liabilities	5,268	5,449
Other current liabilities	29,795	29,090
Total current liabilities	502,569	503,512
Long-term debt (Note 6)	238,651	254,387
Deferred tax liabilities (Note 7)	5,748	5,632
Employee benefit liabilities	33,296	31,806
Non-current operating lease liabilities	19,996	20,843
Other liabilities	48,584	49,266
Total liabilities	848,844	865,446
Commitments and contingencies (Note 8)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at March 31, 2025, and December 31, 2024, respectively
Common stock and additional paid-in capital, no par value; unlimited shares authorized; 96,352,966 and 96,045,856 shares issued and outstanding at March 31, 2025, and December 31, 2024, respectively	896,149	894,293
Retained (deficit)	24,261	13,870
Accumulated other comprehensive income	69	69
Total equity	920,479	908,232
Total liabilities and equity	$ 1,769,323	$ 1,773,678